Note 30 - Commitments and guarantees given (Tables)	6 Months Ended
Jun. 30, 2018
Commitments and Guarantees given
Loan commitments, financial guarantees and other commitments
Loan commitments, financial guarantees and other commitments (*) (Millions of euros)
	Notes	June 2018	December 2017
Loan commitments given		118,387	94,268
of which: defaulted		416	537
Central banks		3	1
General governments		2,781	2,198
Credit institutions		6,123	946
Other financial corporations		5,572	3,795
Non-financial corporations		59,649	58,133
Households		44,259	29,195
Financial guarantees given		15,467	16,545
of which: defaulted		246	278
Central banks		1	-
General governments		191	248
Credit institutions		1,131	1,158
Other financial corporations		637	3,105
Non-financial corporations		13,183	11,518
Households		323	516
Other commitments and guarantees given		37,638	45,738
of which: defaulted		395	461
Central banks		75	7
General governments		629	227
Credit institutions		6,947	15,330
Other financial corporations		3,618	3,820
Non-financial corporations		26,132	25,992
Households		237	362
Total Loan commitments and financial guarantees	6.2.1	171,492	156,551

(*) Non performing financial guarantees given amounted to €641 and €739 million as of June 30, 2018 and December 31, 2017, respectively.